Financial Assets and Liabilities at Fair Value through Profit or Loss - Summary of Financial Assets and Liabilities at Fair Value through Profit or Loss (Detail) $ in Millions, $ in Millions	Dec. 31, 2024 TWD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 TWD ($)
Disclosure of detailed information about financial instruments [line items]
Financial assets, Mandatorily measured at FVTPL	$ 15,407.5		$ 14,342.1
Current	207.7		924.6
Noncurrent	15,199.8	$ 463.6	13,417.5
Total	15,407.5		14,342.1
Convertible Preferred Stock [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, Mandatorily measured at FVTPL	14,181.8		13,307.2
Mutual funds [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, Mandatorily measured at FVTPL	886.9		110.3
Forward exchange contracts [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, Mandatorily measured at FVTPL	207.7		701.2
Financial liabilities, Held for trading	466.5		121.4
Simple Agreement For Future Equity [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, Mandatorily measured at FVTPL	131.1		0.0
Convertible Bonds [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, Mandatorily measured at FVTPL	$ 0.0		$ 223.4